Legal Proceedings	12 Months Ended
Jul. 01, 2016
Commitments and Contingencies Disclosure [Abstract]
Legal Proceedings
Legal Proceedings
Unless otherwise stated below, for each of the matters described below, the Company has either recorded an accrual for losses that are probable and reasonably estimable or has determined that, while a loss is reasonably possible (including potential losses in excess of the amounts accrued by the Company), a reasonable estimate of the amount of loss or range of possible losses with respect to the claim or in excess of amounts already accrued by the Company cannot be made. The ability to predict the ultimate outcome of such matters involves judgments, estimates and inherent uncertainties. The actual outcome of such matters could differ materially from management’s estimates.
Solely for purposes of this note, “WD” refers to Western Digital Corporation or one or more of its subsidiaries excluding HGST prior to the closing of the Company’s acquisition of HGST on March 8, 2012 (the “HGST Closing Date”) and SanDisk prior to May 12, 2016 (the “SanDisk Closing Date”). HGST refers to Hitachi Global Storage Technologies Holdings Pte. Ltd. or one or more of its subsidiaries as of the HGST Closing Date, and SanDisk refers to SanDisk Corporation or one or more of its subsidiaries as of the SanDisk Closing Date and “the Company” refers to Western Digital Corporation and all of its subsidiaries on a consolidated basis including HGST and SanDisk.
Intellectual Property Litigation
In June 2008, Convolve, Inc. (“Convolve”) filed a complaint in the Eastern District of Texas against WD, HGST, and two other companies alleging infringement of U.S. Patent Nos. 6,314,473 and 4,916,635. The complaint sought unspecified monetary damages and injunctive relief. In October 2008, Convolve amended its complaint to allege infringement of only the ‘473 patent. The ‘473 patent allegedly relates to interface technology to select between certain modes of a disk drive’s operations relating to speed and noise. In July 2011, a verdict was rendered against WD and HGST in an amount that is not material to the Company’s financial position, results of operations or cash flows, for which the Company previously recorded an accrual. In March 2015, WD and HGST filed Notices of Appeal with the United States District Court for the Federal Circuit (“Federal Circuit”). In April 2015, Convolve filed a motion for reconsideration of the final judgment, and in May 2015, the Federal Circuit deactivated the appeal pending the Court’s decision on reconsideration. WD and HGST intend to continue to defend themselves vigorously in this matter.
In May 2016, Lambeth Magnetic Structures, LLC (“Lambeth”) filed a complaint in the Western District of Pennsylvania against WD and certain of its subsidiaries alleging infringement of U.S. Patent No. 7,128,988. The complaint seeks unspecified monetary damages and injunctive relief. The ’988 patent, entitled “Magnetic Material Structures, Devices and Methods,” allegedly relates to a magnetic material structure for hard disk drive devices.  The Company intends to defend itself vigorously in this matter.
Antitrust
On June 25, 2010, Ritz Camera & Image, LLC (“Ritz”) filed a complaint captioned Ritz Camera & Image, LLC v. SanDisk Corporation, Inc. and Eliyahou Harari in the U.S. District Court for the Northern District of California, alleging that SanDisk violated federal antitrust laws by conspiring to monopolize and monopolizing the market for flash memory products. The lawsuit purports to be on behalf of direct purchasers of flash memory products sold by SanDisk and SanDisk-controlled joint ventures from June 25, 2006 through the present. The complaint alleged that SanDisk created and maintained a monopoly by fraudulently obtaining patents and using them to restrain competition and by allegedly converting other patents for its competitive use. The complaint sought damages, injunctive relief, and fees and costs. On February 24, 2011, the District Court granted in part SanDisk’s motion to dismiss, which resulted in Dr. Harari being dismissed as a defendant. Between 2013 and 2014, the District Court granted Ritz’s motion to substitute in as named plaintiff Albert Giuliano, the Chapter 7 Trustee of the Ritz bankruptcy estate, and the Trustee’s motions to add as named plaintiffs CPM Electronics Inc., E.S.E. Electronics, Inc. and Mflash, Inc. On May 14, 2015, the District Court granted in part plaintiffs’ motion for class certification. On April 29, 2016, the court granted SanDisk’s motion for summary judgment and entered judgment in SanDisk's favor as to all of the plaintiffs’ claims. On May 31, 2016, the plaintiffs filed a notice of appeal to the U.S. Court of Appeals for the Federal Circuit. The appeal is currently pending.
On July 15, 2010, Samsung Electronics Co., Ltd. (“Samsung”) filed an action against Panasonic and SD-3D LLC (“SD-3C”) in the U.S. District Court for the Northern District of California, alleging that defendants violated federal antitrust laws and California antitrust and unfair competition laws relating to the licensing practices and operations of SD-3C. The complaint seeks damages, restitution, injunctive and declaratory relief, and fees and costs. SanDisk is not a defendant in this case, but it established SD‑3C along with Panasonic and Toshiba, and the complaint includes various factual allegations concerning SanDisk. As a member of SD‑3C, SanDisk could be responsible for a portion of any monetary award. Other requested relief, if granted, could result in a loss of revenue to SanDisk. On August 25, 2011, the District Court granted the defendants’ motion to dismiss, dismissing Samsung’s patent misuse claim with prejudice and all other claims with leave to amend. Samsung filed an amended complaint on September 16, 2011. On January 3, 2012, the District Court granted the defendants’ motion to dismiss Samsung’s amended complaint without leave to amend. Samsung appealed. On April 4, 2014, the U.S. Court of Appeals for the Ninth Circuit reversed the District Court’s dismissal and remanded the case to the District Court for further proceedings. Samsung filed a third amended complaint on January 20, 2015. On September 30, 2015, the District Court granted in part the defendants’ motion to dismiss with leave to amend. On October 21, 2015, Samsung filed a fourth amended complaint. On November 4, 2015, the defendants filed a motion to dismiss, which is currently under submission. Discovery is presently stayed until after completion of the pleading stage.
On March 15, 2011, a complaint was filed against SanDisk, SD‑3C, Panasonic Corporation, Panasonic Corporation of North America, Toshiba and Toshiba America Electronic Components, Inc. in the U.S. District Court for the Northern District of California. The lawsuit purports to be on behalf of a nationwide class of indirect purchasers of Secure Digital (“SD”) cards. The complaint asserts claims under federal antitrust laws and California antitrust and unfair competition laws, as well as common law claims. The complaint seeks damages, restitution, injunctive relief, and fees and costs. The plaintiffs allege that the defendants conspired to artificially inflate the royalty costs associated with manufacturing SD™ cards, which in turn allegedly caused the plaintiffs to pay higher prices for SD cards. The allegations are similar to and incorporate allegations in Samsung Electronics Co., Ltd. v. Panasonic Corp., et al., described above. On May 21, 2012, the District Court granted the defendants’ motion to dismiss the complaint with prejudice. The plaintiffs appealed. On May 14, 2014, the U.S. Court of Appeals for the Ninth Circuit reversed the District Court’s dismissal and remanded the case to the District Court for further proceedings. On February 3, 2015, the plaintiffs filed a second amended complaint in the District Court. On September 30, 2015, the District Court granted the defendants’ motion to dismiss with leave to amend. On November 4, 2015, the plaintiffs filed a third amended complaint. On November 25, 2015, the defendants filed a motion to dismiss, which is currently pending. Discovery is presently stayed until after completion of the pleading stage. The Company intends to defend itself vigorously in this matter.
Securities
Beginning on March 30, 2015, SanDisk and two officers, Sanjay Mehrotra and Judy Bruner, were named in three putative class action lawsuits filed in the United States District Court for the Northern District of. Two complaints are allegedly brought on behalf of a class of purchasers of SanDisk’s securities between October 16, 2014 and March 25, 2015, and one is brought on behalf of a purported class of purchasers of SanDisk’s securities between April 16, 2014 and April 15, 2015. The complaints generally allege violations of federal securities laws arising out of alleged misstatements or omissions by the defendants during the alleged class periods. The complaints seek, among other things, damages and fees and costs. On July 9, 2015, the Court consolidated the cases and appointed Union Asset Management Holding AG and KBC Asset Management NV as lead plaintiffs. The lead plaintiffs filed an amended complaint in August 2015. On January 22, 2016, the court granted the defendants’ motion to dismiss and dismissed the amended complaint with leave to amend. On February 22, 2016, the court issued an order appointing as new lead plaintiffs Bristol Pension Fund; City of Milford, Connecticut Pension & Retirement Board; Pavers and Road Builders Pension, Annuity and Welfare Funds; the Newport News Employees’ Retirement Fund; and Massachusetts Laborers’ Pension Fund (collectively, the “Institutional Investor Group”). On March 23, 2016, the Institutional Investor Group filed an amended complaint. The defendants filed a motion to dismiss on April 29, 2016. On June 24, 2016, the court granted the motion and dismissed the amended complaint with leave to amend. On July 15, 2016, the Institutional Investor Group filed a further amended complaint. The Company filed a motion to dismiss on August 19, 2016. The Company intends to defend itself vigorously in this matter.
Other Matters
In December 2011, the German Central Organization for Private Copying Rights (Zentralstelle für private Überspielungsrechte) (“ZPÜ”), an organization consisting of several copyright collecting societies, instituted arbitration proceedings against WD’s German subsidiary (“WD Germany”) before the Copyright Arbitration Board (“CAB”) claiming copyright levies for multimedia hard drives, external hard drives and network hard drives sold or introduced into commerce in Germany by WD Germany from January 2008 through December 2010.  In February 2013, WD Germany filed a declaratory relief action against ZPÜ in the Higher Regional Court of Munich (the “Higher Court”), seeking an order from the court to determine the copyright levy issue.  On May 21, 2013, ZPÜ filed a counter-claim against WD Germany with the Higher Court, seeking copyright levies for multimedia hard drives, external hard drives and network hard drives sold or introduced into commerce from January 2008 through December 2010 based on tariffs published by ZPÜ on November 3, 2011. In January 2015, the Higher Court ruled in favor of ZPÜ. In its ruling, the Higher Court declared that WD Germany must pay certain levies on certain products which it sold in Germany between January 2008 and December 2010. The judgment specifies levy amounts on certain products sold from January 2008 through December 2010 and directs WD Germany to provide applicable sales data to ZPÜ. The exact amount of the judgment has not been determined. ZPÜ and WD Germany filed appeals with the German Federal Court of Justice in February 2015. The Company intends to defend itself vigorously in this matter.
In December 2014, ZPÜ submitted a pleading to the CAB seeking copyright levies for multimedia hard drives, external hard drives and network hard drives sold or introduced into commerce in Germany by WD Germany between January 2012 and December 2013. The Company intends to defend itself vigorously in this matter.
The Company has recorded an accrual for German copyright levies in an amount that is not material to the Company’s financial position, results of operations or cash flows. It is reasonably possible that the Company may incur losses totaling up to $123 million, including the amounts accrued.
In the normal course of business, the Company is subject to other legal proceedings, lawsuits and other claims. Although the ultimate aggregate amount of probable monetary liability or financial impact with respect to these other matters is subject to many uncertainties, management believes that any monetary liability or financial impact to the Company from these other matters, individually and in the aggregate, would not be material to the Company’s financial condition, results of operations or cash flows. However, any monetary liability and financial impact to the Company from these other matters could differ materially from the Company’s expectations.